Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2026
Financial Instruments [Abstract]
Schedule of Lowest Level of Input that is Significant to the Fair Value Measurement

The following tables set forth the Company’s financial assets and liabilities that are measured at fair value level on a recurring basis within the fair value hierarchy as at March 31, 2026 and March 31, 2025 that are not otherwise disclosed. As required by IFRS 13, the assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair value as at March 31, 2026
	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments	346	—	—	346
Other investments	51,709	—	2,534	54,243

Financial liability
Derivative liabilities	—	—	—	—

	Fair value as at March 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments	5,078	—	—	5,078
Other investments	14,743	—	2,534	17,277
Financial liability
Derivative liabilities	—	50,768	—	50,768

Schedule of Remaining Contractual Maturities of Financial Liabilities

	March 31, 2026
	Within a year	2-5 years	Total
Accounts payable and accrued liabilities	$85,163	$—	$85,163
Deposits received	20,888	—	20,888
Convertible notes	7,125	171,395	178,520
Lease obligation	330	1,026	1,356
Income tax payable	15,574	—	15,574
Total Contractual Obligation	$129,080	$172,421	$301,501

Schedule of Net Income Due to the Exchange Rates

The Company currently does not engage in foreign exchange currency hedging. The sensitivity of the Company’s other comprehensive income or loss and net income due to the exchange rates of the U.S. dollar against RMB, CAD, KGS and AUD as at March 31, 2026 is summarized as follows:

			Trade and	Due from	Prepaids		Accounts payable			Effect of +/-
	Cash and cash	Short-term	other	related	and	Other	and accrued	Lease		10% change in
Currency	equivalents	investments	receivables	parties	deposits	investments	liabilities	liabilities	Total	exchange rate
RMB	$252,349	$—	$1,367	$—	$7,126	$—	$(69,751)	$—	$191,091	$19,109
CAD	688	24	—	554	582	48,961	(1,412)	(987)	48,410	4,841
KGS	234	—	—	—	—	—	(397)	—	(163)	(16)
AUD	695	—	—	—	—	2,690	—	—	3,385	339
	$253,966	$24	$1,367	$554	$7,708	$51,651	$(71,560)	$(987)	$242,723	$24,272